Post-retirement benefit obligations (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	R 11,622	R 12,121
Post-retirement obligations, Current	738	717
Post-retirement obligations, Total	12,360	12,838
Post-retirement assets, Non-current	(1,313)	(1,083)
Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	4,567	4,177
Post-retirement obligations, Current	360	331
Post-retirement obligations, Total	4,927	4,508
Pension
Disclosure of net defined benefit liability (asset)
Post-retirement assets, Non-current	(1,313)	(1,083)
Post-retirement assets, Total	(1,313)	(1,083)
Net pension obligations, Non-current	5,742	6,861
Net pension obligations, Current	378	386
Net pension obligations, Total	6,120	7,247
South Africa | Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	4,504	3,943
Post-retirement obligations, Current	347	325
Post-retirement obligations, Total	4,851	4,268
South Africa | Pension
Disclosure of net defined benefit liability (asset)
Post-retirement assets, Non-current	(124)	(113)
Post-retirement assets, Total	(124)	(113)
Net pension obligations, Total	(124)	(113)
United States of America | Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	63	234
Post-retirement obligations, Current	13	6
Post-retirement obligations, Total	76	240
Foreign Countries | Pension
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	7,055	7,944
Post-retirement obligations, Current	378	386
Post-retirement obligations, Total	7,433	8,330
Post-retirement assets, Non-current	(1,189)	(970)
Post-retirement assets, Total	(1,189)	(970)
Net pension obligations, Total	R 6,244	R 7,360